UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1)

Date of Report (Date of earliest event reported) February 5, 2019

Porsche Auto Funding LLC

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:    025-00177

Central Index Key Number of securitizer:    0001541507

Eli Yaremenko, (770) 290-2002

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)  ☐

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3) under the Exchange Act, Porsche Auto Funding LLC, as securitizer (the “Securitizer”), provides this notice of its termination of the duty to file reports under Rule 15Ga-1. The date of the last payment on the last asset-backed security outstanding that was issued by, or issued by an affiliate of, the Securitizer, was November 21, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 5, 2019

Porsche Auto Funding LLC
(Securitizer)

By:	/s/ Dr. Marc Riess
Name:	Dr. Marc Riess
Title:	Treasurer
(senior officer in charge of securitization)

By:	/s/ Ross Dupper
Name:	Ross Dupper
Title:	President